Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Leases [Abstract]
Year 1	$ 43,414
Year 2	37,007
Year 3	29,666
Year 4	21,726
Year 5	17,157
Thereafter	32,439
Total future minimum lease payments	181,409
Lease imputed interest	(18,240)
Total	$ 163,169